SEGMENT INFORMATION (Schedule of Share Based Payment Expense by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Share-based payments	$ 1,100	$ 792	$ 758
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Share-based payments	1,072	722	659
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Share-based payments	$ 28	$ 70	$ 99